Related Party Transactions - Schedule of Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Bauhinia Holdings (China) Limited [Member]
Schedule of Related Party Transactions [Line Items]
Related party transactions	$ 23,099	$ 23,018
Relationship	A company controlled by the spouse of the Company’s controlling shareholder	A company controlled by the spouse of the Company’s controlling shareholder
Note	Operating lease payments.	Operating lease payments.
Everbright Digital Global Limited [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	Immediate holding company		Immediate holding company
Note	Unsecured, interest free and repayable on demand to immediate holding company		Unsecured, interest free current account receivable, repayable on demand
Due with related parties	$ (242,257)		$ 50,000
Bauhinia Holdings (China) Limited One [Member]
Schedule of Related Party Transactions [Line Items]
Relationship	A company controlled by the spouse of the Company’s controlling shareholder
Note	Accrued lease expense
Due with related parties	$ (3,822)